Share-Based Compensation - Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional disclosure
Proceeds from exercise of options		$ 258,311	$ 561,448
Leju Plan | Share Options
Number of Options
Outstanding at beginning of the year (in shares)	15,617,986
Exercise of share options ( in shares)	0	146,582	429,968
Forfeited (in shares)	(728,336)
Outstanding at end of the year (in shares)	14,889,650	15,617,986
Vested and expected to vest at end of the year (in shares)	14,555,100
Exercisable at end of the year (in shares)	12,146,984
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)	$ 2.72
Forfeited (in dollars per share)	3.19
Outstanding at end of the year (in dollars per share)	2.70	$ 2.72
Vested and expected to vest at end of the year (in dollars per share)	2.74
Exercisable at end of the year (in dollars per share)	$ 3.11
Weighted Average Remaining Contractual Term
Outstanding at end of the year	4 years 8 months 26 days	5 years 8 months 15 days
Vested and expected to vest at end of the year	4 years 7 months 28 days
Exercisable at end of the year	3 years 11 months 8 days
Aggregate Intrinsic Value of Options
Exercised	$ 0	$ 193,492	$ 471,610
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)		$ 1.74
Compensation expense	1,789,992	$ 1,519,778	1,415,526
Total unrecognized compensation expense	$ 2,350,594
Weighted-average period over which cost is expected to be recognized	1 year 3 months 21 days
Proceeds from exercise of options	$ 0	$ 208,025	$ 611,734
Exercise of share options	0	146,582	429,968